Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 614,047	$ 614,665	$ 567,788
Total Assets	895,741	960,266	852,132
Total Liabilities	(957,686)	(1,069,456)
Revenue	$ 688,543	$ 393,692	$ 628,907
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 260,589	$ 212,914	$ 208,156
Other Assets	1,866	2,834	3,128
Total Assets	262,455	215,748	211,284
Total Liabilities	(5,573)	(6,829)	(6,267)
Net Assets/ (Liabilities)	256,882	208,919	205,017
Revenue	486,779	273,077	513,378
Operating profit (loss)	$ 341,473	$ 203,386	$ 398,953
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP and E	$ 2,730	$ 1,484	$ 1,136
Other Assets	0	0	0
Total Assets	2,730	1,484	1,136
Total Liabilities	(197)	(273)	(519)
Net Assets/ (Liabilities)	2,533	1,211	617
Revenue	7,690	5,885	6,053
Operating profit (loss)	$ 5,378	$ 4,248	$ 2,791
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 408	$ 137	$ 21
Other Assets	0	0	0
Total Assets	408	137	21
Total Liabilities	0	0
Net Assets/ (Liabilities)	408	137	21
Revenue	0	0	0
Operating profit (loss)	$ (60)	$ 0	$ 0
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 1,220	$ 333	$ 40
Other Assets	0	0	0
Total Assets	1,220	333	40
Total Liabilities	0	0
Net Assets/ (Liabilities)	1,220	333	40
Revenue	0	0	0
Operating profit (loss)	$ (60)	$ 0	$ 0
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 1,489	$ 42
Other Assets	0	0
Total Assets	1,489	42
Total Liabilities	(270)	(68)
Net Assets/ (Liabilities)	1,219	(26)
Revenue	0	0
Operating profit (loss)	$ (171)	$ 0
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 434	$ 145	$ 26
Other Assets	0	0	0
Total Assets	434	145	26
Total Liabilities	0	0
Net Assets/ (Liabilities)	434	145	26
Revenue	0	0	0
Operating profit (loss)	$ (60)	$ 0	$ 0
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 907	$ 248
Other Assets	0	0
Total Assets	907	248
Total Liabilities	0	0
Net Assets/ (Liabilities)	907	248
Revenue	0	0
Operating profit (loss)	$ (60)	$ 0
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 841	$ 240
Other Assets	0	0
Total Assets	841	240
Total Liabilities	0	0
Net Assets/ (Liabilities)	841	240
Revenue	0	0
Operating profit (loss)	$ (60)	$ 0
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%	30.00%
PP and E	$ 210,154	$ 218,298
Other Assets	0	0
Total Assets	210,154	218,298
Total Liabilities	(929)	(455)
Net Assets/ (Liabilities)	209,225	217,843
Revenue	88,479	29,552
Operating profit (loss)	$ 55,131	$ 14,398
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 3,837	$ 1,301
Other Assets	0	0
Total Assets	3,837	1,301
Total Liabilities	(84)	(128)
Net Assets/ (Liabilities)	3,753	1,173
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 7,070	$ 2,334
Other Assets	0	0
Total Assets	7,070	2,334
Total Liabilities	0	0
Net Assets/ (Liabilities)	7,070	2,334
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 4,342	$ 924
Other Assets	0	0
Total Assets	4,342	924
Total Liabilities	0	0
Net Assets/ (Liabilities)	4,342	924
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
PUT-12 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%
PP and E		$ 610
Other Assets		0
Total Assets		610
Total Liabilities		0
Net Assets/ (Liabilities)		610
Revenue		0
Operating profit (loss)		$ 0
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 2,870	$ 31
Other Assets	0	0
Total Assets	2,870	31
Total Liabilities	0	0
Net Assets/ (Liabilities)	2,870	31
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 3,629	$ 3,591
Other Assets	0	0
Total Assets	3,629	3,591
Total Liabilities	0	0
Net Assets/ (Liabilities)	3,629	3,591
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 226	$ 173
Other Assets	0	0
Total Assets	226	173
Total Liabilities	0	0
Net Assets/ (Liabilities)	226	173
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 4,623
Other Assets	0	0	0
Total Assets		0	4,623
Total Liabilities	(2,082)	(1,577)	(1,382)
Net Assets/ (Liabilities)	(2,082)	(1,577)	3,241
Revenue	0	0	0
Operating profit (loss)	$ (137)	$ (7,532)	$ (313)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 16,445
Other Assets	0	0	0
Total Assets		0	16,445
Total Liabilities	(551)	(372)	(331)
Net Assets/ (Liabilities)	(551)	(372)	16,114
Revenue	0	0	0
Operating profit (loss)	$ (106)	$ (16,913)	$ (156)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 0	$ 0	$ 8,896
Other Assets	0	0	0
Total Assets		0	8,896
Total Liabilities	(138)	(132)	(101)
Net Assets/ (Liabilities)	(138)	(132)	8,795
Revenue	0	0	0
Operating profit (loss)	$ (122)	$ (9,418)	$ (189)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 6,851	$ 13,280	$ 18,537
Other Assets	18,269	15,557	18,066
Total Assets	25,120	28,837	36,603
Total Liabilities	(13,657)	(11,515)	(15,980)
Net Assets/ (Liabilities)	11,463	17,322	20,623
Revenue	20,109	12,286	22,375
Operating profit (loss)	$ 9,899	$ 3,339	$ 9,263
POT-T-747 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			70.00%
PP and E			$ 0
Other Assets			0
Revenue			0
Operating profit (loss)			$ (1,516)
RECT128 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		70.00%	70.00%
PP and E		$ 0	$ 3,886
Other Assets		1,152	919
Total Assets		1,152	4,805
Total Liabilities		(52)	(143)
Net Assets/ (Liabilities)		1,100	4,662
Revenue		497	674
Operating profit (loss)		$ (72)	$ 57
POT T 785 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%	70.00%
PP and E	$ 157	$ 79	$ 125
Other Assets	0	0	0
Total Assets	157	79	125
Total Liabilities	0	0
Net Assets/ (Liabilities)	157	79	125
Revenue	0	0	0
Operating profit (loss)	$ 0	$ 0	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	149	107	274
Total Assets	149	107	274
Total Liabilities	(528)	(164)	(237)
Net Assets/ (Liabilities)	(379)	(57)	37
Revenue	0	0	0
Operating profit (loss)	$ (839)	$ (289)	$ (15,451)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 0	$ 0
Other Assets	0	0
Total Assets		0
Total Liabilities	0	0
Net Assets/ (Liabilities)		0
Revenue	0	0
Operating profit (loss)	$ (285)	$ (244)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	12	20	47
Total Assets	12	20	47
Total Liabilities	(18)	(106)	(41)
Net Assets/ (Liabilities)	(6)	(86)	6
Revenue	0	0	0
Operating profit (loss)	$ (55)	$ (156)	$ (1,959)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 0
Other Assets	1	7	63
Total Assets	1	7	63
Total Liabilities	(5)	(6)	(79)
Net Assets/ (Liabilities)	(4)	1	(16)
Revenue	0	0	0
Operating profit (loss)	$ (10)	$ (13)	$ (1,705)
Morona [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		75.00%	75.00%
PP and E		$ 3,651	$ 8,921
Other Assets		607	6,862
Total Assets		4,258	15,783
Total Liabilities		(6,622)	(10,161)
Net Assets/ (Liabilities)		(2,364)	5,622
Revenue		0	0
Operating profit (loss)		$ (36,980)	$ (4,976)
Espejo [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 1,132	$ 409	$ 199
Other Assets	78	29	321
Total Assets	1,210	438	520
Total Liabilities	(610)	(131)	(610)
Net Assets/ (Liabilities)	600	307	(90)
Revenue	0	0	0
Operating profit (loss)	$ (589)	$ (464)	$ (272)
Perico [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 4,658	$ 397	$ 304
Other Assets	1,449	52	61
Total Assets	6,107	449	365
Total Liabilities	(4,535)	(229)	(541)
Net Assets/ (Liabilities)	1,572	220	(176)
Revenue	0	0	0
Operating profit (loss)	$ (669)	$ (543)	$ (176)